Taxation (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Tax Rate	5.00%
Value Added Tax Rate Services	6.00%
Value Added Tax Rate Merchandise	17.00%
Hong Kong Profit Tax Rate	16.50%
Income tax rate	25.00%	25.00%	25.00%
Minimum Percentage Of Revenue Generated In Western Region	70.00%
Income Tax Holiday, Termination Date	2020-12-31
Aggregate amount of the preferential tax	$ 6,724	$ 3,651	$ 234
Per share effect of the preferential tax	$ 0.06	$ 0.06	$ 0.01
Withholding Tax Rate	10.00%
Unrecognized deferred tax liability for permanently reinvested earnings	$ 12,612	$ 6,101
Reemake Media Co., Ltd. [Member]
Preferential Income Tax Rate	15.00%
Tianjin Cyril Information Technology Co., Ltd. ("Tianjin Cyril") [Member]
Preferential Income Tax Rate	15.00%